Income Taxes (Principal Components Of Our Net Liability Representing Deferred Income Tax Balances) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	7.9	$ 13.3
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	10.3	9.9
Limitations On Use Operating Loss Carryforwards	0.8
Maximum [Member]
Operating Loss Carryforwards Expiration Year	2034
Minimum [Member]
Operating Loss Carryforwards Expiration Year	2026